FINANCIAL INSTRUMENTS, FAIR VALUES AND RISK MANAGEMENT - Disclosure of percentage change in commodity prices (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Crude Oil [Member]
Disclosure of detailed information about financial instruments [line items]
Increase in unrealized gain (loss) on risk management contracts and net income before tax	$ (6,276)	$ (18,559)	$ (12,348)
Decrease in unrealized gain (loss) on risk management contracts and net income before tax	6,276	18,559	12,348
Natural Gas [Member]
Disclosure of detailed information about financial instruments [line items]
Increase in unrealized gain (loss) on risk management contracts and net income before tax	(11,359)	(7,960)	(5,847)
Decrease in unrealized gain (loss) on risk management contracts and net income before tax	$ 11,450	8,889	$ 5,847
NGLs [Member]
Disclosure of detailed information about financial instruments [line items]
Increase in unrealized gain (loss) on risk management contracts and net income before tax		(1,205)
Decrease in unrealized gain (loss) on risk management contracts and net income before tax		$ (1,205)